Quarterly Results (Unaudited)	12 Months Ended
Oct. 31, 2012
Quarterly Financial Information [Text Block]

11.       QUARTERLY RESULTS (UNAUDITED)

The following table sets forth unaudited financial data for each of our last eight fiscal quarters:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Year Ended October 31, 2012:
Statement of Operations Data:
Net revenue	449,195	248,070	249,470	350
Cost and operating expenses	1,336,451	1,126,268	892,808	1,726,114
Net loss	(886,085)	(877,109)	(629,102)	(1,860,503)
Net loss per share of common stock-basic and diluted	$0.00	($0.00)	$0.00	($0.01)

Year Ended October 31, 2011:
Statement of Operations Data:
Net revenue	16,958	86,915	450,360	448,960
Cost and operating expenses	1,543,096	1,374,469	1,658,018	1,455,876
Net loss	(1,526,109)	(1,287,040)	(1,773,498)	(2,791,389)
Net loss per share of common stock-basic and diluted	($0.01)	($0.01)	($0.01)	($0.02)